Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 22,962	¥ 12,540	¥ 3,309
Gross realized losses	(23,593)	(40,077)	(24,407)
Net realized gains (losses) on sales of available-for-sale securities	¥ (631)	¥ (27,537)	¥ (21,098)